Common Stock and Stock-Based Compensation - Schedule of RSU Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding-December 25, 2020	$ 16,121
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,426,944
Vested	(376)
Canceled	(28,920)
Outstanding, Number	1,397,648
Granted	$ 14.04
Vested	14.00
Canceled	14.00
Grant Date Fair Value	$ 14.04
Outstanding-December 25, 2020	1 year 8 months 26 days	0 years
Outstanding-December 25, 2020	$ 34,648